Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 5,995	$ 5,517
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	4,916	4,347
Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	1,080	1,170
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	6,453	5,978
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	5,308	4,734
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	1,146	1,244
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	(458)	(462)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	(392)	(387)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	$ (66)	$ (74)